As filed with the Securities and Exchange Commission on August 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.03%
	Aerospace & Defense - 0.50%
7,290	General Dynamics Corp.	$613,818

	Air Freight & Logistics - 1.20%
26,989	C. H. Robinson Worldwide, Inc.	1,480,077

	Biotechnology - 4.83%
26,080	Celgene Corp.*	1,665,729
81,287	Gilead Sciences, Inc.*	4,304,147
		5,969,876

	Capital Markets - 1.11%
7,722	BlackRock, Inc.	1,366,794

	Chemicals - 7.51%
19,960	Air Products & Chemicals, Inc.	1,973,246
3,625	CF Industries Holdings, Inc.	553,900
55,994	Celanese Corp. - Series A	2,556,686
15,528	Monsanto Co.	1,963,360
23,665	Praxair, Inc.	2,230,190
		9,277,382

	Communications Equipment - 6.52%
78,174	Corning, Inc.	1,801,911
69,808	QUALCOMM, Inc.	3,097,381
26,998	Research In Motion Ltd.*#	3,156,066
		8,055,358

	Computers & Peripherals - 6.37%
22,287	Hewlett-Packard Co.	985,308
35,090	International Business Machines Corp.	4,159,218
79,006	Western Digital Corp.*	2,728,078
		7,872,604

	Construction & Engineering - 1.72%
11,425	Fluor Corp.	2,125,964

	Electrical Equipment - 2.39%
59,657	Emerson Electric Co.	2,950,039

	Electronic Equipment & Instruments - 4.18%
92,968	Amphenol Corp.	4,172,404
24,368	FLIR Systems, Inc.*	988,609
		5,161,013

	Energy Equipment & Services - 11.33%
64,231	Cameron International Corp.*	3,555,186
14,207	ENSCO International, Inc.	1,147,073
27,125	FMC Technologies, Inc.*	2,086,726
20,425	National-Oilwell Varco, Inc.*	1,812,106
11,964	Transocean, Inc.*#	1,823,194
71,888	Weatherford International Ltd.*#	3,564,926
		13,989,211

	Food & Staples Retailing - 5.57%
32,144	Costco Wholesale Corp.	2,254,580
21,650	CVS Caremark Corp.	856,690
67,107	Wal-Mart Stores, Inc.	3,771,413
		6,882,683

	Hotels, Restaurants & Leisure - 0.35%
7,639	McDonald's Corp.	429,465

	Insurance - 1.78%
35,038	AFLAC, Inc.	2,200,386

	Internet & Catalog Retail - 0.75%
8,022	Priceline.com, Inc.*	926,220

	IT Services - 8.46%
39,300	Accenture Ltd. - Class A#	1,600,296
30,650	Affiliated Computer Services, Inc.*	1,639,469
76,124	Cognizant Technology Solutions Corp. - Class A*	2,474,791
6,285	MasterCard, Inc. - Class A	1,668,793
37,753	Visa, Inc. - Class A*	3,069,697
		10,453,046

	Machinery - 5.04%
25,165	Caterpillar, Inc.	1,857,680
6,234	Flowserve Corp.	852,188
32,559	Joy Global, Inc.	2,468,949
7,925	SPX Corp.	1,043,960
		6,222,777

	Management Consulting Services - 1.64%
71,661	ABB Ltd. - ADR	2,029,439

	Media - 2.22%
105,580	The DIRECTV Group, Inc.*	2,735,578

	Medical Devices - 0.60%
2,729	Intuitive Surgical, Inc.*	735,193

	Metals & Mining - 1.81%
57,100	Steel Dynamics, Inc.	2,230,897

	Oil & Gas - 2.23%
44,708	Denbury Resources, Inc.*	1,631,842
11,400	Murphy Oil Corp.	1,117,770
		2,749,612

	Oil, Gas & Consumable Fuels - 2.33%
13,491	Hess Corp.	1,702,429
29,068	The Williams Companies, Inc.	1,171,731
		2,874,160

	Pharmaceuticals - 0.61%
4,658	Alcon, Inc.#	758,276

	Phosphatic Fertilizers - 1.35%
11,559	The Mosaic Co.*	1,672,587

	Road & Rail - 4.48%
40,684	CSX Corp.	2,555,362
47,482	Norfolk Southern Corp.	2,975,697
		5,531,059

	Software - 6.37%
68,955	BMC Software, Inc.*	2,482,380
130,653	Oracle Corp.*	2,743,713
136,788	Symantec Corp.*	2,646,848
		7,872,941

	Textiles, Apparel & Luxury Goods - 0.78%
16,255	NIKE, Inc. - Class B	968,961

	Total Common Stocks (Cost $109,753,744)	116,135,416

	SHORT-TERM INVESTMENTS - 8.36%
3,605,188	Aim Liquid Assets	3,605,188
3,598,787	AIM STIT-STIC Prime Portfolio	3,598,787
3,119,370	AIM STIT Treasury Portfolio	3,119,370
	Total Short-Term Investments (Cost $10,323,345)	10,323,345

	Total Investments in Securities (Cost $120,077,089) - 102.39%	126,458,761
	Liabilities in Excess of Other Assets - (2.39)%	(2,955,511)
	Net Assets - 100.00%	$123,503,250

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows**:

Cost of investments	$120,581,360

Gross unrealized appreciation	$9,618,264
Gross unrealized depreciation	(3,740,863)
Net unrealized appreciation	$5,877,401

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Rigel U.S. Equity Small-Mid Cap Growth Fund
Schedule of Investments
at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.45%
	Aerospace & Defense - 0.87%
1,113	Axsys Technologies, Inc.*	$57,921

	Capital Markets - 2.58%
1,500	Eaton Vance Corp.	59,640
3,225	Waddell & Reed Financial, Inc.	112,907
		172,547

	Chemicals - 4.92%
2,305	Airgas, Inc.	134,589
800	CF Industries Holdings, Inc.	122,240
1,325	Sigma-Aldrich Corp.	71,365
		328,194

	Commercial Banks - 1.02%
1,275	BOK Financial Corp.	68,149

	Commercial Services & Supplies - 6.52%
1,185	Clean Harbors, Inc.*	84,206
1,350	FTI Consulting, Inc.*	92,421
1,100	I H S, Inc.*	76,560
1,987	Stericycle, Inc.*	102,728
1,500	Watson Wyatt Worldwide, Inc.	79,335
		435,250

	Containers & Packaging - 1.78%
2,825	AptarGroup, Inc.	118,509

	Electrical Equipment - 1.22%
2,375	EnerSys*	81,296

	Electronic Equipment & Instruments - 3.54%
2,130	Amphenol, Inc.	95,594
3,470	FLIR Systems, Inc.*	140,778
		236,372

	Energy Equipment & Services - 6.48%
1,000	Core Laboratories NV*#	142,350
1,615	FMC Technologies, Inc.*	124,242
1,675	Hornbeck Offshore Services, Inc.*	94,654
925	Oceaneering International, Inc.*	71,271
		432,517

	Gas Utilities - 1.99%
1,700	Energen Corp.	132,651

	Health Care Equipment & Supplies - 1.11%
1,992	Mindray Medical International Ltd. - ADR	74,341

	Health Care Providers & Services - 1.68%
2,225	Amedisys, Inc.*	112,184

	Hotels, Restaurants & Leisure - 1.69%
4,210	Burger King Holdings, Inc.	112,786

	Household Durables - 1.53%
2,975	Tupperware Brands Corp.	101,805

	Household Products - 1.25%
1,475	Church & Dwight Co., Inc.	83,116

	Insurance - 1.61%
1,625	Assurant, Inc.	107,185

	Internet & Catalog Retail - 1.38%
800	Priceline.com, Inc.*	92,368

	Internet Software & Services - 1.57%
3,267	Open Text Corp.*#	104,871

	IT Services - 4.65%
5,125	CyberSource Corp.*	85,741
2,740	ManTech International Corp.*	131,849
4,475	SAIC, Inc.*	93,125
		310,715

	Life Sciences Tools & Services - 7.97%
675	Covance, Inc.*	58,063
1,742	Icon plc - ADR	131,556
1,375	Illumina, Inc.*	119,776
1,800	Invitrogen Corp.*	70,668
1,275	Pharmaceutical Product Development, Inc.	54,698
4,839	QIAGEN N.V.*#	97,409
		532,170

	Machinery - 9.28%
2,174	Bucyrus International, Inc.	158,745
1,825	CIRCOR International, Inc.	89,407
1,275	Flowserve Corp.	174,292
1,750	Harsco Corp.	95,217
975	Valmont Industries, Inc.	101,683
		619,344

	Marine - 2.36%
1,150	Genco Shipping & Trading Ltd.#	74,980
1,725	Kirby Corp.*	82,800
		157,780

	Media - 1.01%
940	Morningstar, Inc.*	67,708

	Metals & Mining - 1.13%
1,925	Steel Dynamics, Inc.	75,210

	Oil, Gas & Consumable Fuels - 6.06%
2,310	Arena Resources, Inc.*	122,014
1,175	Pioneer Natural Resources Co.	91,979
2,600	Quicksilver Resources, Inc.*	100,464
850	Whiting Petroleum Corp.*	90,168
		404,625

	Road & Rail - 1.47%
2,225	Kansas City Southern*	97,878

	Semiconductor & Semiconductor Equipment - 5.20%
4,675	Altera Corp.	96,772
2,650	Linear Technology Corp.	86,311
2,275	Netlogic Microsystems, Inc.*	75,530
2,801	Power Integrations, Inc.*	88,540
		347,153

	Software - 5.51%
3,225	ANSYS, Inc.*	151,962
2,194	Concur Technologies, Inc.*	72,907
5,825	Informatica Corp.*	87,608
1,815	MICROS Systems, Inc.*	55,339
		367,816

	Specialty Retail - 5.30%
3,375	Aeropostale, Inc.*	105,739
1,552	The Buckle, Inc.	70,973
1,975	Guess?, Inc.	73,964
3,300	Urban Outfitters, Inc.*	102,927
		353,603

	Textiles, Apparel & Luxury Goods - 1.77%
850	Deckers Outdoor Corp.*	118,320

	Total Common Stocks (Cost $6,006,161)	6,304,384

	SHORT-TERM INVESTMENTS - 7.32%
147,467	Aim Liquid Assets	147,467
182,936	AIM STIT-STIC Prime Portfolio	182,936
158,420	AIM STIT Treasury Portfolio	158,420
	Total Short-Term Investments (Cost $488,823)	488,823

	Total Investments in Securities (Cost $6,494,984) - 101.77%	6,793,207
	Liabilities in Excess of Other Assets - (1.77)%	(118,054)
	Net Assets - 100.00%	$6,675,153

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows**:

Cost of investments	$6,494,984

Gross unrealized appreciation	$521,436
Gross unrealized depreciation	(223,213)
Net unrealized appreciation	$298,223

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   8/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   8/28/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   8/28/2008

* Print the name and title of each signing officer under his or her signature.